Shareholders’ Equity - Narrative (Details) $ / shares in Units, $ in Millions			2 Months Ended	12 Months Ended
	Nov. 06, 2021 USD ($) $ / shares	Feb. 12, 2021 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2022 £ / shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 £ / shares shares	Sep. 18, 2020 USD ($)
Class of Stock
Proceeds of issuance of ordinary shares, net of issuance costs | $				$ 29.6
Sale of stock, authorized amount | $								$ 100.0
Commission, percentage of gross sales price								0.030
Sale of stock, remaining authorized amount | $						$ 69.1
Unvested restricted incentive shares and units
Class of Stock
Vested not issued (in shares)						62,040
Ordinary shares
Class of Stock
Number of shares issued in transaction			17,985,611	3,787,972
Per share price of issuance (usd per share) | $ / shares	$ 5.56
Proceeds of issuance of ordinary shares, net of issuance costs | $	$ 98.0
Sale of stock, consideration received | $	$ 100.0
Shares issued			90,907,830	90,907,830		90,907,941	90,907,830
Shares outstanding			90,907,830	90,907,830		90,907,941	90,907,830
Stock par value (usd/gbp per share) | $ / shares			$ 0.000042	$ 0.000042		$ 0.000042
Ordinary shares | Underwriters public offering
Class of Stock
Number of shares issued in transaction		14,285,715
Per share price of issuance (usd per share) | $ / shares		$ 7.00
Proceeds of issuance of ordinary shares, net of issuance costs | $		$ 106.9
Ordinary shares | Options
Class of Stock
Number of shares issued in transaction		2,142,857
Deferred Shares
Class of Stock
Shares issued			34,425	34,425		34,425	34,425
Shares outstanding			34,425	34,425		34,425	34,425
Stock par value (usd/gbp per share) | £ / shares					£ 0.00001		£ 0.00001
Deferred B Shares
Class of Stock
Shares issued			88,893,548	88,893,548		88,893,548	88,893,548
Shares outstanding			88,893,548	88,893,548		88,893,548	88,893,548
Stock par value (usd/gbp per share) | £ / shares					0.00099		£ 0.00099
Deferred C Shares
Class of Stock
Shares issued			1	1		1	1
Shares outstanding			1	1		1	1
Stock par value (usd/gbp per share) | £ / shares					£ 0.000008		£ 0.000008